Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended			13 Months Ended	29 Months Ended	34 Months Ended	37 Months Ended	53 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended			61 Months Ended	72 Months Ended	104 Months Ended	106 Months Ended	114 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
C000072477 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	3.18%	23.39%												9.92%						6.36%
C000087422 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	28.44%		25.40%									(2.37%)									(0.64%)
C000087423 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(26.83%)		(25.73%)									(3.37%)									(3.41%)
C000087424 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(12.90%)	(3.76%)											(2.10%)							3.54%
C000087428 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.88%		14.83%									11.60%									3.17%
C000087775 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(18.75%)	(26.72%)											(8.16%)							1.57%
C000087779 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(11.41%)		(5.71%)									9.81%									6.33%
C000087875 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(12.48%)	(10.13%)												(2.56%)						(4.29%)
C000098688 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	29.90%	39.49%											(0.78%)							2.03%
C000106876 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(21.24%)		(8.60%)									14.03%									7.37%
C000106878 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(16.05%)		(5.20%)									9.96%									5.17%
C000108733 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(14.27%)	(5.26%)											12.66%								9.74%
C000108737 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(2.59%)		8.04%									4.56%									4.07%
C000108740 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(2.04%)	10.53%											7.02%							3.35%
C000108744 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(7.46%)	9.35%											1.51%							1.51%
C000133234 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	1.57%		6.62%									17.57%									9.43%
C000140043 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	4.33%		6.07%									6.12%									1.09%
C000140044 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	16.07%	24.06%											11.29%							2.69%
C000141929 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	10.33%		16.42%									13.29%									8.50%
C000145378 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	1.51%	18.58%											9.23%							3.67%
C000150700 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(0.40%)		(4.52%)									10.78%							7.92%
C000168438 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(7.05%)		(1.72%)									4.99%						6.84%
C000170246 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(0.71%)		9.29%									8.76%					8.25%
C000210083 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	0.82%	7.82%											10.30%			8.32%
C000217590 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	4.35%	13.66%											3.33%		1.56%
C000218229 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	10.75%	13.24%								13.37%
C000219745 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(3.16%)		5.64%								8.49%
C000219747 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	1.39%		10.38%						3.70%
C000232534 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	37.43%			32.87%				(3.70%)
C000234654 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	2.77%		9.88%				(3.25%)
C000236608 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(2.51%)	4.32%				11.61%
C000247094 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(1.40%)	8.49%			12.82%
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	0.37%	10.07%						(0.59%)	2.28%	1.92%				4.26%	2.59%				5.55%	3.49%
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	0.08%	9.65%			14.30%								7.55%			6.12%				4.83%
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	4.08%		15.06%			18.30%	11.19%				12.77%	12.79%					11.65%	10.74%
MSCI All Peru Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Peru Capped Index
Average Annual Return, Percent	3.61%	24.73%												10.33%						6.97%
MSCI China Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China Small Cap Index
Average Annual Return, Percent	27.84%		24.08%									(4.56%)									(2.22%)
MSCI Indonesia IMI 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Indonesia IMI 25/50 Index
Average Annual Return, Percent	(27.08%)		(25.63%)									(3.02%)									(2.95%)
MSCI New Zealand All Cap Top 25 Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI New Zealand All Cap Top 25 Capped Index
Average Annual Return, Percent	(12.52%)	(3.25%)											(1.57%)							4.03%
MSCI New Zealand IMI 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI New Zealand IMI 25/50 Index
Average Annual Return, Percent	(10.45%)	(0.96%)											(1.11%)							4.28%
MSCI Poland IMI 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Poland IMI 25/50 Index
Average Annual Return, Percent	6.27%		14.04%									11.62%									3.19%
MSCI Brazil Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Brazil Small Cap Index
Average Annual Return, Percent	(18.19%)	(26.27%)											(7.56%)							2.17%
MSCI All Ireland Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Ireland Capped Index
Average Annual Return, Percent	(11.36%)		(5.32%)									10.29%									6.74%
MSCI Philippines IMI 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Philippines IMI 25/50 Index
Average Annual Return, Percent	(12.20%)	(9.58%)												(1.86%)						(3.62%)
MSCI China Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China Index
Average Annual Return, Percent	29.03%	39.02%											(0.31%)							2.55%
MSCI India Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI India Small Cap Index
Average Annual Return, Percent	(25.29%)		(9.36%)									16.81%									9.12%
MSCI India Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI India Index
Average Annual Return, Percent	(19.67%)		(6.23%)									11.71%									6.42%
MSCI Denmark IMI 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Denmark IMI 25/50 Index
Average Annual Return, Percent	(14.37%)	(5.07%)											12.99%								10.05%
MSCI Finland IMI 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Finland IMI 25/50 Index
Average Annual Return, Percent	(3.01%)		6.94%									3.60%									3.30%
MSCI Norway IMI 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Norway IMI 25/50 Index
Average Annual Return, Percent	(2.09%)	10.75%											7.41%							3.69%
MSCI United Kingdom Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI United Kingdom Small Cap Index
Average Annual Return, Percent	(7.17%)	9.80%											2.05%							2.08%
MSCI Japan 100 Hedged to USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Japan 100% Hedged to USD Index
Average Annual Return, Percent	1.67%		6.48%									17.87%									9.98%
MSCI All Qatar Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Qatar Capped Index
Average Annual Return, Percent	4.92%		6.88%									6.74%									1.75%
MSCI All UAE Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All UAE Capped Index
Average Annual Return, Percent	16.41%	23.90%											12.46%							3.47%
MSCI EMU 100 Hedged to USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EMU 100% Hedged to USD Index
Average Annual Return, Percent	10.88%		17.19%									13.29%									8.58%
MSCI United Kingdom Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI United Kingdom Index
Average Annual Return, Percent	1.77%	18.70%											9.76%							4.18%
MSCI Saudi Arabia IMI 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Saudi Arabia IMI 25/50 Index
Average Annual Return, Percent	0.11%		(3.76%)									11.57%							8.73%
MSCI ACWI Sustainable Development Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Sustainable Development Index
Average Annual Return, Percent	(7.27%)		(1.68%)									4.99%						6.93%
MSCI EAFE Extended ESG Focus Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Extended ESG Focus Index
Average Annual Return, Percent	(1.01%)		8.66%									8.64%					8.24%
MSCI Japan Value Index USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Japan Value Index (USD)
Average Annual Return, Percent	0.29%	6.82%											10.08%			8.09%
MSCI EM Extended ESG Leaders 5 Issuer [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM Extended ESG Leaders 5% Issuer Capped Index
Average Annual Return, Percent	3.11%	12.63%											3.66%		1.87%
MSCI All Kuwait Select Size Liquidity Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Kuwait Select Size Liquidity Capped Index
Average Annual Return, Percent	11.46%	14.40%								14.30%
MSCI EAFE Choice ESG Screened Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Choice ESG Screened Index
Average Annual Return, Percent	(3.50%)		5.08%								8.35%
MSCI Emerging Markets Choice ESG Screened 5 Issuer Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Choice ESG Screened 5% Issuer Capped Index
Average Annual Return, Percent	1.08%		10.69%						4.08%
MSCI China Technology Sub Industries Select Capped Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China Technology Sub-Industries Select Capped Net Index
Average Annual Return, Percent	36.21%			32.09%				(3.20%)
Morningstar Global Food Innovation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar® Global Food Innovation Index
Average Annual Return, Percent	2.91%		9.90%				(3.25%)
MSCI ACWI IMI Sustainable Water Transition Extended Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Sustainable Water Transition Extended Capped Index
Average Annual Return, Percent	(1.96%)	4.92%				11.78%
MSCI World ex USA Climate Paris Aligned Benchmark Extended Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Climate Paris Aligned Benchmark Extended Select Index
Average Annual Return, Percent	(1.65%)	8.29%			12.62%